Schedule of Deposit for an acquisition (Details) (Parenthetical)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Feb. 02, 2024
Defined Benefit Plan Disclosure [Line Items]
Loan interest rate	5.00%	5.00%	7.50%
Loan repayment term	1 year
Debt purchased from debt seller	$ 1,986,288	$ 2,686,340
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Outstanding loan amount		$ 996,504